DERIVATIVE INSTRUMENTS	6 Months Ended
Jun. 30, 2012
DERIVATIVE INSTRUMENTS [Abstract]
DERIVATIVE INSTRUMENTS
NOTE 7:- DERIVATIVE INSTRUMENTS
The Company enters into derivative contracts with financial institutions in order to hedge the exposure to foreign currency exchange rate fluctuations and reduce the potential influence of such fluctuations on its cash flows and earnings. The Company hedges the cash flows of employee payroll expenses denominated in NIS against the changes in the U.S. dollar exchange rate. These derivative instruments are designated as cash flows hedges and are carried out through forward and options contracts on the U.S. dollar/NIS exchange rate.

Derivative instruments are recognized on the consolidated balance sheet as either assets or liabilities at fair value. The Company initially records changes in the fair value related to the effective portion (i.e., gains or losses) of the derivative instruments to Accumulated Other Comprehensive Income ("AOCI") and subsequently reclassifies those gains or losses to the applicable expense in the statement of operations when the hedged transactions are recorded.

As of June 30, 2012 and December 31, 2011, the Company had outstanding forward and options contracts with an estimated value of $16,800 and $15,800, respectively.

At June 30, 2012, the fair value of the Company's cash flow hedges was $534. This amount is expected to be reclassified from AOCI to the statement of operations within the next 12 months. The Company measured the fair value of the forward and options contracts in accordance with FASB ASC 820 "Fair Value Measurements and Disclosures," at Level 2.

During the six months ended June 30, 2012, the Company reclassified net loss of $378 out of the other comprehensive loss and recognized the loss in the Company's statements of operations as part of the payroll expenses.

The fair value of the outstanding foreign currency cash flows hedges recorded by the Company on its consolidated balance sheets as of June 30, 2012 and December 31, 2011, as a liability is as follows:

	June 30,	December 31,
	2012	2011
	Unaudited	Audited

Derivatives designated as cash flow hedging instruments

Other accounts payable and accrued expenses	$(534)	$(659)

Total	$(534)	$(659)

The activity related to the changes in net unrealized gains (losses) on foreign currency cash flows hedges is as follows:

	Six months ended	Year ended
	June 30,	December 31,
	2012	2011
	Unaudited	Audited

Net unrealized gains (losses) on cash flow hedges as of beginning balance *)	$(659)	$293
Gains (losses) recognized in accumulated other comprehensive income	503	(1,282)
Realized gains (losses) reclassified into earnings	(378)	330

Net unrealized losses on cash flow hedges as of ending balance *)	$(534)	$(659)

*) Excludes tax effect.